Schedule Of Rent Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Rent and minimum concession fees	$ 639	$ 622	$ 600
Contingent concession expense	193	173	155
Rent and contingent concession expense	832	795	755
Less: sublease rental income	(6)	(5)	(5)
Total	$ 826	$ 790	$ 750